Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	December 31,	December 31,
	2023	2022
Accounts receivable	12,275,650	120,224,989
Allowance for credit losses	(7,415,079)	(27,469,288)
	$4,860,571	$92,755,701